SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04938

                              The Ehrenkrantz Trust
               (Exact name of registrant as specified in charter)

                            135 Crossways Park Drive
                            Woodbury, New York 11797
               (Address of principal executive offices) (Zip code)

                           Thomas Giugliano, President
                            135 Crossways Park Drive
                            Woodbury, New York 11797
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 396-1234

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2007



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ITEM 1.  SCHEDULE OF INVESTMENTS.

The Ehrenkrantz Trust - Ehrenkrantz Growth Fund
Portfolio of Investments
March 31, 2007 (unaudited)

Company                                              Shares         U.S. $ Value
---------------------                                ------         ------------
COMMON STOCKS - 97.8%

Computer Hardware & Components - 4.5%
Dell Computer                                          643             $14,924
Intel Corp.                                            778              14,883
                                                                        ------
                                                                        29,807

Consumer Goods - 15.6%
Altria Group, Inc.                                     198              17,386
JAKKS Pacific Inc.                                     815              19,479
Kimberly-Clark Corp.                                   234              16,027
Procter & Gamble Co.                                   261              16,485
Unilever Plc                                           666              20,027
UST Inc.                                               260              15,075
                                                                        ------
                                                                       104,478

Energy - 6.5%
Canadian Natural Resources Ltd.                        284              15,674
Nabors Industries Ltd.                                 480              14,242
Whiting Petroleum Corp.                                346              13,636
                                                                        ------
                                                                        43,551

Financial Services - 13.3%
Bank of America Corp.                                  291              14,847
Brookfield Asset Management Inc.                       339              17,716
H&R Block Inc.                                         500              10,520
Lehman Brothers Holdings Inc.                          224              15,696
Mellon Financial Corp.                                 400              17,256
Washington Mutual                                      314              12,679
                                                                        ------
                                                                        88,714

Healthcare - 7.8%
Amgen Inc.                                             209              11,679
Boston Scientific                                      785              11,414
Forest Laboratories Inc.                               273              14,043
Pfizer, Inc.                                           601              15,181
                                                                        ------
                                                                        52,317

Home Building - 1.9%
Skyline Corp.                                          375              12,653
                                                                        ------
                                                                        12,653

Industrial Goods - 9.7%
Briggs & Stratton Corp.                                475              14,654
Deere & Co.                                            177              19,229
Ingersoll-Rand Co. Ltd.                                352              15,266
Polaris Industries Inc.                                328              15,737
                                                                        ------
                                                                        64,887

Industrial Materials - 2.4%
Alcoa, Inc.                                            468              15,865
                                                                        ------
                                                                        15,865

Media - 7.2%
Comcast Corp. - Class A                                653              16,619
McGraw Hill Cos., Inc.                                 275              17,292
The New York Times                                     593              13,941
                                                                        ------
                                                                        47,853

Miscellaneous - 2.2%
General Electric                                       416              14,710
                                                                        ------
                                                                        14,710

Mutual Funds - 2.6%
iShares MSCI EAFE Value Index                          238              17,650
                                                                        ------
                                                                        17,650

Real Estate - 2.1%
Plum Creek Timber Co. Inc.                             350              13,797
                                                                        ------
                                                                        13,797

Retail - General Merchandise - 11.7%
Carters Inc.                                           525              13,304
Home Depot, Inc.                                       386              14,182
Target Corp.                                           291              17,245
The Buckle, Inc.                                       530              18,903
Walgreen Company                                       315              14,455
                                                                        ------
                                                                        78,088

Telecommunications - 4.7%
France Telecom SA                                      670              17,688
SK Telecom Co. Ltd.                                    598              14,005
                                                                        ------
                                                                        31,693

Restaurants & Lodging - 3.2%
Vail Resorts, Inc.                                     393              21,352
                                                                        ------
                                                                        21,352

Utilities - 2.6%
FirstEnergy Corp.                                      262              17,355
Touch America Holdings Inc.                         20,000                   0
                                                                      --------
                                                                        17,355

TOTAL INVESTMENTS
(Cost:  $693,727)                                    97.8%             654,769
Liabilities in excess of other assets                 2.2%              14,661
                                                    ------            --------

NET ASSETS                                          100.0%            $669,430

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------
3(a)(1)         Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002
3(a)(2)         Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002




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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  The Ehrenkrantz Trust

By:    /s/ Thomas Giugliano
       --------------------
       Thomas Giugliano
       President

Date:  May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Thomas Giugliano
       --------------------
       Thomas Giugliano
       President

Date:  May 30, 2007


By:    /s/ Thomas Giugliano
       --------------------
       Thomas Giugliano
       Secretary and Treasurer

Date:  May 30, 2007